LOGAN SOUND, INC.
                        1 HUNTER STREET EAST, SUITE G100
                       HAMILTON, ONTARIO, CANADA L8N 3W1
                           TELEPHONE:  (905) 777-8002
                              FAX:  (866) 278-9135

August 19, 2010

U.S. Securities & Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-3561

ATTENTION:  J. NOLAN MCWILLIAMS, DIVISION OF CORPORATE FINANCE

Dear Sirs:

RE: LOGAN SOUND, INC. - REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-161869)

Further to your letter dated August 17, 2009 concerning deficiencies in our registration statement, we provide an amended Form S-1 and respond to your comments as follows:

PROSPECTUS SUMMARY

1.    WE NOTE YOUR RESPONSE TO PRIOR COMMENT 2 AND REISSUE IN PART.   PLEASE USE
      PARENTHESES TO PRESENT YOUR ACCUMULATED DEFICIT FIGURES.

      We have revised our Prospectus Summary to use parentheses to present our accumulated deficit figures.

2. IN THIS REGARD, WE NOTE YOU PROVIDE ACCUMULATED DEFICIT AS OF JULY 31, 2009. PLEASE REVISE TO UPDATE YOUR SUMMARY WITH THE MOST RECENT INTERIM FINANCIAL INFORMATION IN THE NEXT AMENDMENT.

      We have updated the accumulated deficit figure to April 30, 2010.

Yours truly,

/s/ Ken Logan

KEN LOGAN, PRESIDENT
LOGAN SOUND, INC.